Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provision for legal proceedings with corresponding indemnification assets	R$ 48,333	R$ 4,232	R$ 9,940
Additions and remeasurements of right-of-use assets and lease liabilities	100,873	158,651	98,904
P E B M E D [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares for acquisition of Pebmed			17,531
I Clinic [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares for acquisition of Pebmed		71,500
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares for acquisition of Pebmed		3,000
R X P R O [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares for acquisition of Pebmed		R$ 5,112